Note 16 - Shareholders' Equity - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2018 EUR (€) € / shares shares
Outstanding options - Number (in shares) | shares	1,347,600
Outstanding options - Weighted average remaining contractual life (Day)	5 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.61
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	772,600	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.44	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Exercise price, Lower range (in EUR per share)	€ 1.88
Exercise price, Upper range (in EUR per share)	€ 3.22
Range 1 [Member]
Outstanding options - Number (in shares) | shares	505,000
Outstanding options - Weighted average remaining contractual life (Day)	7 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.22
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	252,500	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.22	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Range 2 [Member]
Outstanding options - Number (in shares) | shares	165,000
Outstanding options - Weighted average remaining contractual life (Day)	9 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.65
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares		[2]
Exercisable options - Weighted average exercise price (in EUR per share)		[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Range 3 [Member]
Outstanding options - Number (in shares) | shares	210,000
Outstanding options - Weighted average remaining contractual life (Day)	8 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.39
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	52,500	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.39	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Range 4 [member]
Outstanding options - Number (in shares) | shares	120,100
Outstanding options - Weighted average remaining contractual life (Day)	1 day
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.38
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	120,100	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.38	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Range 5 [Member]
Outstanding options - Number (in shares) | shares	297,500
Outstanding options - Weighted average remaining contractual life (Day)	4 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 1.91
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	2,975,000	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.91	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]
Range 6 [Member]
Outstanding options - Number (in shares) | shares	50,000
Outstanding options - Weighted average remaining contractual life (Day)	1 day
Outstanding options - Weighted average exercise price (in EUR per share)	€ 1.88
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares	50,000	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.88	[2]
Exercisable options - Aggregate intrinsic value | €		[1],[2]

[1]	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company's closing stock price of $1.85 at December 31, 2018, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.
[2]	Fully vested options are all exercisable options